Summary of significant accounting policies - Additional Information (Details) ¥ in Millions	1 Months Ended				12 Months Ended
	May 23, 2017 CNY (¥)	May 23, 2017 USD ($)	Sep. 18, 2016 CNY (¥)	Sep. 18, 2016 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)	Jun. 21, 2019	Mar. 02, 2018	Feb. 28, 2017	Jun. 28, 2016	Mar. 01, 2016	May 06, 2015 CNY (¥)	May 06, 2015 USD ($)
Summary of significant accounting policies
Current assets					$ 5,645,063,109	$ 6,691,221,665
TOTAL ASSETS					7,421,664,433	8,033,712,672	$ 6,384,434,270
Current liabilities					4,484,571,512	5,069,868,783
Total liabilities					6,629,712,411	7,288,067,523
Revenue					2,482,632,812	2,217,551,285	1,976,907,231
costs of revenue					(1,922,323,191)	(1,602,072,983)	(1,517,279,018)
Net loss					68,344,527	73,034,549	63,627,551
Net cash (used in) /provided by operating activities					272,256,758	(22,901,923)	139,712,972
Net cash used in investing activities					(43,030,099)	34,562,924	(827,168,769)
Net cash provided by/(used in) financing activities					(278,472,789)	(189,581,282)	$ 1,154,478,621
Amounts due to subsidiaries of the Group					53,682,296	48,502,441
Senior Management Members [Member]
Summary of significant accounting policies
Percentage of Share of Profit or Loss									49.00%
Xinyuan Real Estate Co., Ltd. and Subsidiaries [Member]
Summary of significant accounting policies
Percentage of Share of Profit or Loss									51.00%
Beijing Yuzhouyun Technology Development Center [Member]
Summary of significant accounting policies
Current assets					2,214,155	5,775,479
Non-current assets					4,244,195	3,557,562
TOTAL ASSETS					6,458,350	9,333,041
Current liabilities					13,967,333	11,808,683
Non-current liabilities					0	0
Total liabilities					13,967,333	11,808,683
Revenue					2,558,430	591,628
Revenue					12,555,974	7,991,038
costs of revenue					(3,682,899)	(1,559,129)
Net loss					(1,796,997)	(1,929,266)
Net cash (used in) /provided by operating activities					368,379	519,050
Net cash used in investing activities					(1,885)	(255,509)
Net cash provided by/(used in) financing activities					(52,503)	0
Collateral Pledged [Member]
Summary of significant accounting policies
Land use right securing long-term debt					798,910,332	1,046,360,853
Consolidation, Eliminations [Member]
Summary of significant accounting policies
Amounts due to subsidiaries of the Group						145,728,000
Consolidation, Eliminations [Member] | Xinyuan Real Estate Co., Ltd. and Subsidiaries [Member]
Summary of significant accounting policies
Revenue					9,997,544	7,399,000
Consolidation, Eliminations [Member] | Beijing Yuzhouyun Technology Development Center [Member]
Summary of significant accounting policies
Amounts due to subsidiaries of the Group					$ 10,867,898	9,169,167
VIEs and VIEs without recourse to the primary beneficiary
Summary of significant accounting policies
Current assets						174,366,164
Non-current assets						247,753
TOTAL ASSETS						174,613,917
Current liabilities						151,609,433
Non-current liabilities						0
Total liabilities						151,609,433
Revenue						0
costs of revenue						0
Net loss						(4,786,363)
Net cash (used in) /provided by operating activities						(8,804,491)
Net cash used in investing activities						0
Net cash provided by/(used in) financing activities						$ 8,949,715
Beijing Ruihao Rongtong Real Estate Co., Ltd. ("Ruihao Rongtong") [Member]
Summary of significant accounting policies
Paid-up Capital													¥ 250.0	$ 37,600,000
Percentage of Equity Directly Attributable to the Group						65.00%	65.00%
Number of projects under construction | item						1
Percentage of non-controlling equity interest that will be repurchased by the entity						35.00%
Revenue						$ 0
Beijing Ruihao Rongtong Real Estate Co., Ltd. ("Ruihao Rongtong") [Member] | Ping An trust Co., Ltd. ("Ping'an trust") [Member]
Summary of significant accounting policies
Noncontrolling owners interest (percentage)	35.00%	35.00%	10.00%	10.00%		35.00%		35.00%		35.00%	5.00%	20.00%
Amount of loan in aggregate to the Group	¥ 1,610.0	$ 246,800,000	¥ 862.5	$ 124,300,000
Beijing Ruihao Rongtong Real Estate Co., Ltd. ("Ruihao Rongtong") [Member] | Collateral Pledged [Member]
Summary of significant accounting policies
Land use right securing long-term debt						$ 166,327,833